Accrued Expenses	12 Months Ended
Dec. 31, 2021
Accrued Liabilities [Abstract]
Accrued Expenses
Note 6. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Research and development accruals	$4,050	$182
Accrued bonus	1,659	—
Other accrued expenses	871	226

Total	$6,580	$408